Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Financial instruments [Abstract]
Disclosure of financial assets by categories
Financial assets and liabilities by categories

December 31, 2019	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$120,564	$—	$—	$120,564
Trade receivables from provisional concentrates sales (1)	—	48,767	—	48,767
Receivable not arising from sale of metal concentrates (1)	116,596	—	—	116,596
Short-term investments, equity securities	—	117,776	—	117,776
Short-term investments, other than equity securities	—	—	—	—
Derivative financial assets	—	1,272	—	1,272
	$237,160	$167,815	$—	$404,975
Financial Liabilities:
Derivative financial liabilities	$—	$—	$—	$—
	$—	$—	$—	$—

(1)	Included in Trade and other receivables.

December 31, 2018	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$138,510	$—	$—	$138,510
Trade receivables from provisional concentrates sales (1)	—	40,803	—	40,803
Receivable not arising from sale of metal concentrates (1)	40,918	—	—	40,918
Short-term investments, equity securities	—	19,178	—	19,178
Short-term investments, other than equity securities	—	—	54,826	54,826
Derivative financial assets	—	640	—	640
	$179,428	$60,621	$54,826	$294,875
Financial Liabilities:
Derivative financial liabilities	$—	$51	$—	$51
	$—	$51	$—	$51

(1)	Included in Trade and other receivables.

Disclosure of financial liabilities by categories
Financial assets and liabilities by categories

December 31, 2019	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$120,564	$—	$—	$120,564
Trade receivables from provisional concentrates sales (1)	—	48,767	—	48,767
Receivable not arising from sale of metal concentrates (1)	116,596	—	—	116,596
Short-term investments, equity securities	—	117,776	—	117,776
Short-term investments, other than equity securities	—	—	—	—
Derivative financial assets	—	1,272	—	1,272
	$237,160	$167,815	$—	$404,975
Financial Liabilities:
Derivative financial liabilities	$—	$—	$—	$—
	$—	$—	$—	$—

(1)	Included in Trade and other receivables.

December 31, 2018	Amortized cost	FVTPL	FVTOCI	Total
Financial Assets:
Cash and cash equivalents	$138,510	$—	$—	$138,510
Trade receivables from provisional concentrates sales (1)	—	40,803	—	40,803
Receivable not arising from sale of metal concentrates (1)	40,918	—	—	40,918
Short-term investments, equity securities	—	19,178	—	19,178
Short-term investments, other than equity securities	—	—	54,826	54,826
Derivative financial assets	—	640	—	640
	$179,428	$60,621	$54,826	$294,875
Financial Liabilities:
Derivative financial liabilities	$—	$51	$—	$51
	$—	$51	$—	$51

(1)	Included in Trade and other receivables.

Disclosure of financial instruments at fair value through profit or loss
The net gains (losses) on derivatives for the year ended December 31, 2019 and 2018 were comprised of the following:

	2019	2018
Gains on foreign currency and commodity contracts:
Realized gains on foreign currency and commodity contracts	$2,669	$2,449
Unrealized gains on foreign currency and commodity contracts	646	2,481
	$3,315	$4,930
Loss on derivatives:
Loss on warrants	$(14)	$(1,078)
	$(14)	$(1,078)
The Company’s short-term investments in equity securities are recorded at FVTPL for the year ended December 31, 2019 and 2018. Net gains (losses) on short-term investments recorded at FVTPL were as follows:

	2019	2018
Unrealized net gains (losses) on short-term investments, equity securities	$83,705	$(3,298)
Realized net losses on short-term investments, equity securities	—	(49)
	$83,705	$(3,347)

Disclosure of unrealized (losses) gains from short-term investments other than equity securities
The unrealized gains from short-term investments other than equity securities for the year ended December 31, 2019 and 2018 were as follows:

	2019	2018
Unrealized net gains on short-term investments, other than equity securities	$—	$993
Reclassification adjustment for realized gains on short-term investments, other than equity securities	(208)	(788)
	$(208)	$205

Disclosure of assets and liabilities in the fair value hierarchy
The levels in the fair value hierarchy into which the Company’s financial assets and liabilities that are measured and recognized on the Consolidated Statements of Financial Position at fair value on a recurring basis were categorized as follows:

	At December 31, 2019		At December 31, 2018
	Level 1	Level 2	Level 1	Level 2
Assets and Liabilities:
Short-term investments	$117,776	$—	$74,004	$—
Trade receivables from provisional concentrate sales	—	48,767	—	40,803
Derivative financial assets	—	1,272	—	640
Derivative financial liabilities	—	—	—	(51)
	$117,776	$50,039	$74,004	$41,392

Disclosure of credit risk exposure
Cash and cash equivalents, trade accounts receivable and other receivables that represent the maximum credit risk to the Company consist of the following:

	December 31, 2019	December 31, 2018
Cash and cash equivalents	$120,564	$138,510
Trade accounts receivable (1)	66,230	40,803
Supplier advances	3,391	14,370
Royalty receivable (1)	121	105
Employee loans (1)	392	312

(1)	Included in Trade and other receivables.

Disclosure of maturity analysis for derivative financial liabilities
The following table summarizes the remaining contractual maturities of the Company's financial and non-financial liabilities, shown in contractual undiscounted cash flow:

Payments due by period 2019
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Financial liabilities
Accounts payable and accrued liabilities other than:	$221,488	$—	$—	$—	$221,488
Severance accrual	994	5,967	772	109	7,842
Employee compensation	2,848	—	—	—	2,848
Total accounts payable and accrued liabilities	225,330	5,967	772	109	232,178
Debt
Credit facility	—	—	275,000	—	275,000
Interest	12,952	27,040	—	—	39,992
Provisions(1)(2)	3,979	633	1,350	967	6,929
Income taxes payable	24,770	—	—	—	24,770
Lease obligations	16,221	15,906	7,193	21,675	60,995
Future employee compensation	1,444	8,711	—	—	10,155
Total contractual obligations(2)	$284,696	$58,257	$284,315	$22,751	$650,019

Payments due by period 2018
	Within 1 year	2 - 3 years	4- 5 years	After 5 years	Total
Financial liabilities
Accounts payable and accrued liabilities other than:	$128,486	$—	$—	$—	$128,486
Severance accrual	1,791	3,763	534	112	6,200
Employee compensation	1,466	—	—	—	1,466
Total accounts payable and accrued liabilities	131,743	3,763	534	112	136,152
Debt
Interest	1,200	350	—	—	1,550
Loss on commodity contracts	51	—	—	—	51
Provisions(1)(2)	3,123	547	720	178	4,568
Income taxes payable	8,306	—	—	—	8,306
Capital and operating expenditure commitments	7,947	7,898	2,885	530	19,260
Future employee compensation	1,530	4,911	—	—	6,441
Total contractual obligations(2)	$153,900	$17,469	$4,139	$820	$176,328

(1)	Total litigation provision (Note 17).

(2)
Amounts above do not include payments related to the Company’s anticipated closure and decommissioning obligation (current $3.4 million, long-term $185.1 million) discussed in Note 17 (2018 - current $1.9 million, long-term $68.6 million), the deferred credit arising from the Aquiline acquisition ($20.8 million) (2018 - $20.8 million) discussed in Note 20, and deferred tax liabilities of $176.8 million (2018 - $148.8 million).

Disclosure of exposure to currency risk through financial assets and liabilities
The Company is exposed to currency risk through the following financial assets and liabilities, and deferred income tax assets and liabilities denominated in foreign currencies:

At December 31, 2019	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$123,391	$3,897	$2,045	$(23,387)	$23,640
Mexican Peso	5,222	14,215	7,645	(64,589)	(73,938)
Argentine Peso	3,652	18,511	13,737	(16,143)	—
Bolivian Boliviano	3,447	221	1,524	(8,749)	(9,925)
European Euro	3	—	—	—	—
Peruvian Sol	2,406	55,851	(14,660)	(39,884)	(80,138)
Guatemala quetzal	353	1,482	(238)	(669)	1
	$138,474	$94,177	$10,053	$(153,421)	$(140,360)

At December 31, 2018	Cash and short-term investments	Other current and non-current assets	Income taxes receivable (payable), current and non- current	Accounts payable and accrued liabilities and non- current liabilities	Deferred tax assets and liabilities
Canadian Dollar	$22,514	$1,793	$—	$(851)	$—
Mexican Peso	2,724	18,873	7,240	(31,909)	(106,383)
Argentine Peso	2,677	15,038	1,134	(18,739)	—
Bolivian Boliviano	285	532	(6,068)	(12,167)	(9,372)
European Euro	127	—	(332)	—	—
Peruvian Sol	1,268	2,324	2,640	(13,134)	(23,004)
	$29,595	$38,560	$4,614	$(76,800)	$(138,759)